Document and Entity Information	Sep. 14, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2020
Entity File Number	001-37635
Entity Registrant Name	Axsome Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4241907
Entity Address, Address Line One	22 Cortlandt Street, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	332-3241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AXSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001579428
Amendment Flag	false